Commitments - Other commitments and guarantees (Details) - GasLog LNG Services Ltd. $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2019 item	Sep. 30, 2017 item	Dec. 31, 2015 item	Dec. 31, 2020 USD ($) item
Wartsila
Commitments
Number of existing maintenance agreements related to vessels			7
Number of additional maintenance agreements related to carriers		8
Samsung
Commitments
Number of vessels covered by agreement	19
Period of services to be provided (in years)	6 years
Number of vessels with ballast water management system installed				12
Third Parties | Maximum
Commitments
Bank guarantee amount | $				$ 250
Greek Ministry Of Finance
Commitments
Bank guarantee amount | $				10
FSRU tender
Commitments
Bank guarantee amount | $				$ 300